UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05542

Name of Fund: BlackRock Income Trust, Inc. (BKT)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Income Trust, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2016

Date of reporting period: 05/31/2016

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2016 (Unaudited)	BlackRock Income Trust, Inc. (BKT) (Percentages shown are based on Net Assets)

Asset-Backed Securities	Par (000)	Value
Asset-Backed Securities — 0.4%
Securitized Asset Backed Receivables LLC Trust, Series 2005-OP2, Class M1, 0.88%, 10/25/35 (a)	$1,875	$1,691,133
Small Business Administration Participation Certificates, Class 1:
Series 1996-20G, 7.70%, 7/01/16	8	7,843
Series 1996-20H, 7.25%, 8/01/16	9	9,582
Series 1996-20K, 6.95%, 11/01/16	16	16,202
Series 1997-20C, 7.15%, 3/01/17	16	16,068

		1,740,828
Interest Only Asset-Backed Securities — 0.1%
Small Business Administration Participation Certificates, Series 2000-1, 1.00%, 3/15/21	422	3,713
Sterling Bank Trust, Series 2004-2, Class Note, 2.08%, 3/30/30 (b)	1,915	136,468
Sterling Coofs Trust, Series 2004-1, Class A, 2.36%, 4/15/29	5,069	351,671

		491,852
Total Asset-Backed Securities — 0.5%		2,232,680

Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 0.6%
Deutsche Securities, Inc. Mortgage Alternate Loan Trust, Series 2006-AR5, Class 22A, 5.50%, 10/25/21	253	244,433
Homebanc Mortgage Trust, Series 2005-4, Class A1, 0.72%, 10/25/35 (a)	1,746	1,599,002
Kidder Peabody Acceptance Corp., Series 1993-1, Class A6, 15.79%, 8/25/23 (a)	37	42,007
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-11, Class A, 2.72%, 8/25/34 (a)	845	836,340

		2,721,782
Commercial Mortgage-Backed Securities — 0.5%
Credit Suisse Commercial Mortgage Trust, Series 2007-C2, Class A3, 5.54%, 1/15/49 (a)	2,420	2,452,234

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations — 0.5%
Bank of America Mortgage Securities, Inc., Series 2003-3, Class 1A, 0.06%, 5/25/33 (a)	$16,802		$52,204
CitiMortgage Alternative Loan Trust, Series 2007-A5, Class 1A7, 6.00%, 5/25/37	486		129,181
GSMPS Mortgage Loan Trust, Series 1998-5, 0.00%, 6/19/27 (a)(b)	2,223		22
IndyMac INDX Mortgage Loan Trust, Series 2006-AR33, Class 4AX, 0.17%, 1/25/37	50,090		32,323
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3AX, 0.48%, 4/25/34 (c)	5,695		113,894
MASTR Alternative Loans Trust, Series 2003-9, Class 15X2, 6.00%, 1/25/19	127		7,762
Morgan Stanley Mortgage Loan Trust, Series 2004-3, Class 1AX, 5.00%, 5/25/19	86		2,383
Sequoia Mortgage Trust, Series 2005-2, Class XA, 0.92%, 3/20/35 (a)	25,703		706,821
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-7, Class 3AS, 3.90%, 8/25/36 (a)	11,571		1,041,366
Vendee Mortgage Trust, Series 1999-2, Class 1, 0.00%, 5/15/29 (a)	28,432		28

			2,085,984
Principal Only Collateralized Mortgage Obligations — 0.1%
Countrywide Home Loan Mortgage Pass-Through Trust:
Series 2003-J5, 0.00%, 7/25/33	53		48,294
Series 2003-J8, 0.00%, 9/25/23	38		36,630
Drexel Burnham Lambert CMO Trust, Series K, Class 1, 0.00%, 9/23/17	—	(d)	41
Residential Asset Securitization Trust, Series 2005-A15, Class 1A8, 0.00%, 2/25/36	370		250,370
Structured Mortgage Asset Residential Trust, Series 1993-3C, Class CX, 0.00%, 4/25/24	5		4,455

BLACKROCK INCOME TRUST, INC.	MAY 31, 2016	1

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Non-Agency Mortgage-Backed Securities	Par (000)		Value
Principal Only Collateralized Mortgage Obligations (continued)
Washington Mutual Alternative Mortgage Pass-Through Certificates, Series 2005-9, Class CP, 0.00%, 11/25/35	$146		$103,064

			442,854
Total Non-Agency Mortgage-Backed Securities — 1.7%			7,702,854

U.S. Government Sponsored Agency Securities
Agency Obligations — 2.6%
Federal Housing Administration:
USGI Projects, Series 99, 7.43%, 6/01/21 - 10/01/23	2,795		2,669,491
Reilly Projects, Series 41, 8.28%, 3/01/20	38		36,508
Resolution Funding Corp., 0.00%, 4/15/30 (e)	13,000		8,861,138

			11,567,137
Collateralized Mortgage Obligations — 64.6%
Fannie Mae Mortgage-Backed Securities:
Series 2011-142, Class PE, 3.50%, 1/25/42	15,567		16,747,833
Series 2014-28, Class BD, 3.50%, 8/25/43	6,824		7,269,212
Series 2010-136, Class CY, 4.00%, 12/25/40	3,060		3,366,292
Series 2011-117, Class CP, 4.00%, 11/25/41	14,350		16,072,931
Series 2011-99, Class CB, 4.50%, 10/25/41	43,000		49,975,279
Series 2010-47, Class JB, 5.00%, 5/25/30	10,000		11,063,096
Series 2003-135, Class PB, 6.00%, 1/25/34	10,966		11,750,834
Series 2004-31, Class ZG, 7.50%, 5/25/34	4,524		5,548,911
Series 1993-247, Class SN, 10.00%, 12/25/23 (a)	122		152,337
Series 2005-73, Class DS, 16.39%, 8/25/35 (a)	743		925,783
Series 1991-87, Class S, 25.50%, 8/25/21 (a)	13		16,554
Series G-49, Class S, 988.42%, 12/25/21 (a)	—	(d)	142
Series G-07, Class S, 1,094.26%, 3/25/21 (a)	—	(d)	748
Series 1991-46, Class S, 2,416.87%, 5/25/21 (a)	—	(d)	1

U.S. Government Sponsored Agency Securities	Par (000)		Value
Collateralized Mortgage Obligations (continued)
Freddie Mac Mortgage-Backed Securities:
Series T-11, Class A9, 2.95%, 1/25/28 (a)	$948		$991,506
Series K048, Class A2, 3.28%, 6/25/25 (a)	1,600		1,718,628
Series 4242, Class PA, 3.50%, 5/15/41	6,990		7,368,156
Series 3762, Class LN, 4.00%, 11/15/40	2,000		2,234,932
Series 4269, Class PM, 4.00%, 8/15/41	8,884		9,784,128
Series 4016, Class BX, 4.00%, 9/15/41	15,408		17,462,964
Series 3688, Class PB, 4.50%, 8/15/32	10,000		10,749,008
Series 4316, Class VB, 4.50%, 3/15/34	10,787		12,032,711
Series 3856, Class PB, 5.00%, 5/15/41	10,000		11,672,809
Series 2758, Class KV, 5.50%, 5/15/23	5,461		5,556,741
Series 2927, Class BZ, 5.50%, 2/15/35	3,847		4,383,235
Series 2542, Class UC, 6.00%, 12/15/22	2,052		2,216,979
Series 0040, Class K, 6.50%, 8/17/24	121		138,005
Series 0019, Class F, 8.50%, 3/15/20	14		13,956
Series 2218, Class Z, 8.50%, 3/15/30	2,224		2,575,215
Series 0173, Class RS, 10.18%, 11/15/21 (a)	—	(d)	3
Series 1160, Class F, 38.28%, 10/15/21 (a)	6		9,593
Ginnie Mae Mortgage-Backed Securities:
Series 2010-099, Class JM, 3.75%, 12/20/38	19,300		20,215,851
Series 2010-112, Class TL, 4.00%, 1/20/39	15,000		15,812,146
Series 2011-80, Class PB, 4.00%, 10/20/39	11,489		12,269,821
Series 2012-16, Class HJ, 4.00%, 9/20/40	10,000		10,843,013
Series 2011-88, Class PY, 4.00%, 6/20/41	15,402		16,660,106
Series 2004-89, Class PE, 6.00%, 10/20/34	160		166,860

			287,766,319

2	BLACKROCK INCOME TRUST, INC.	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations — 2.3%
Fannie Mae Mortgage-Backed Securities:
Series 1997-50, Class SI, 1.20%, 4/25/23 (a)	$107		$2,861
Series G92-60, Class SB, 1.60%, 10/25/22 (a)	60		2,109
Series 2012-96, Class DI, 4.00%, 2/25/27	4,854		406,570
Series 2013-45, Class EI, 4.00%, 4/25/43	9,261		1,022,380
Series 2010-74, Class DI, 5.00%, 12/25/39	6,080		324,404
Series 1997-90, Class M, 6.00%, 1/25/28	1,682		234,713
Series 2011-124, Class GS, 6.25%, 3/25/37 (a)	10,345		1,069,325
Series 1999-W4, 6.50%, 12/25/28	136		13,491
Series 1993-199, Class SB, 7.05%, 10/25/23 (a)	42		941
Series 089, Class 2, 8.00%, 10/25/18	1		19
Series 007, Class 2, 8.50%, 4/25/17	—	(d)	9
Series G92-05, Class H, 9.00%, 1/25/22	4		161
Series 094, Class 2, 9.50%, 8/25/21	1		106
Series 1990-136, Class S, 19.63%, 11/25/20 (a)	4		5
Series 1991-139, Class PT, 648.35%, 10/25/21	—	(d)	2
Series G-10, Class S, 1,058.62%, 5/25/21 (a)	—	(d)	3
Series G-12, Class S, 1,123.62%, 5/25/21 (a)	—	(d)	1
Freddie Mac Mortgage-Backed Securities:
Series 2559, 0.50%, 8/15/30 (a)	45		310
Series 3745, Class IN, 4.00%, 1/15/35	16,283		634,028
Series 3744, Class PI, 4.00%, 6/15/39	10,513		1,051,390
Series 4026, 4.50%, 4/15/32	3,548		438,929
Series 2611, Class QI, 5.50%, 9/15/32	699		44,108
Series 1043, Class H, 43.01%, 2/15/21 (a)	3		6
Ginnie Mae Mortgage-Backed Securities (a):
Series 2009-116, Class KS, 6.04%, 12/16/39	1,661		269,625

U.S. Government Sponsored Agency Securities	Par (000)		Value
Interest Only Collateralized Mortgage Obligations (continued)
Ginnie Mae Mortgage-Backed Securities (a) (continued):
Series 2011-52, Class MJ, 6.21%, 4/20/41	$11,067		$2,217,901
Series 2011-52, Class NS, 6.24%, 4/16/41	12,463		2,472,413

			10,205,810
Mortgage-Backed Securities — 66.5%
Fannie Mae Mortgage-Backed Securities:
3.00%, 1/01/43	23,731		24,358,597
3.50%, 10/01/42 - 10/01/45	29,024		30,453,130
4.00%, 1/01/41 - 9/01/42 (f)	24,594		26,336,556
4.50%, 8/01/25 - 7/01/46 (f)(g)	75,162		82,206,312
5.00%, 1/01/23 - 6/01/46 (g)	47,629		53,143,489
5.50%, 11/01/16 - 10/01/39	20,278		22,591,816
6.00%, 6/01/46 (g)	21,800		24,871,162
6.50%, 12/01/37 - 10/01/39	6,146		7,107,111
7.50%, 2/01/22	—	(d)	22
9.50%, 1/01/19 - 9/01/19	1		1,202
Freddie Mac Mortgage-Backed Securities:
2.80%, 10/01/34 (a)	103		105,361
2.86%, 1/01/35 (a)	172		175,533
3.14%, 11/01/17 (a)	1		677
5.00%, 2/01/22 - 4/01/22	189		201,853
5.50%, 1/01/39	21,800		24,614,711
9.00%, 9/01/20	7		7,035
Ginnie Mae Mortgage-Backed Securities:
7.50%, 8/15/21 - 12/15/23	92		93,909
8.00%, 10/15/22 - 8/15/27	41		44,548
9.00%, 4/15/20 - 9/15/21	2		2,498

			296,315,522
Principal Only Collateralized Mortgage Obligations — 0.2%
Fannie Mae Mortgage-Backed Securities (e):
Series 1991-7, Class J, 0.00%, 2/25/21	3		2,874
Series G93-2, Class KB, 0.00%, 1/25/23	63		60,677
Series 1993-51, Class E, 0.00%, 2/25/23	22		20,632
Series 203, Class 1, 0.00%, 2/25/23	7		6,246
Series 1993-70, Class A, 0.00%, 5/25/23	3		3,211
Series 0228, Class 1, 0.00%, 6/25/23	5		5,099

BLACKROCK INCOME TRUST, INC.	MAY 31, 2016	3

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

U.S. Government Sponsored Agency Securities	Par (000)	Value
Principal Only Collateralized Mortgage Obligations (continued)
Fannie Mae Mortgage-Backed Securities (e) (continued):
Series 1999-W4, 0.00%, 2/25/29	$55	$52,019
Series 2002-13, Class PR, 0.00%, 3/25/32	126	117,936
Freddie Mac Mortgage-Backed Securities (e):
Series 1418, Class M, 0.00%, 11/15/22	22	21,015
Series 1571, Class G, 0.00%, 8/15/23	163	153,987
Series 1691, Class B, 0.00%, 3/15/24	316	297,921
Series T-8, Class A10, 0.00%, 11/15/28	38	37,446

		779,063
Total U.S. Government Sponsored Agency Securities — 136.2%		606,633,851

U.S. Treasury Obligations
U.S. Treasury Bonds, 2.50%, 2/15/46	5,000	4,860,740
U.S. Treasury Notes:
1.00%, 11/30/19	2,965	2,952,028
1.38%, 8/31/20	4,045	4,058,272
1.63%, 11/15/22	780	781,127
2.00%, 8/15/25	2,860	2,902,231
2.25%, 11/15/25	6,500	6,735,118
1.63%, 2/15/26	2,000	1,960,390
Total U.S. Treasury Obligations — 5.4%		24,249,906
Total Long-Term Investments (Cost — $637,053,594) — 143.8%		640,819,291

Short-Term Securities	Shares
Money Market Funds — 3.8%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.42% (h)(i)	16,699,662	16,699,662

Borrowed Bond Agreement (j)(k) — 0.2%	Par (000)	Value
Credit Suisse Securities (USA) LLC, 0.19%, Open (Purchased on 3/15/16 to be repurchased at $935,834. Collateralized by U.S. Treasury Bonds, 2.75%, 11/15/42, par and fair values of $917,000 and 946,015, respectively)	$935	$935,340
Total Short-Term Securities (Cost — $17,635,002) — 4.0%		17,635,002
Total Investments Before Borrowed Bonds and TBA Sale Commitments (Cost — $654,688,596*) — 147.8%		658,454,293

Borrowed Bonds
U.S. Treasury Bonds, 2.75%, 11/15/42	(917)	(946,015)
Total Borrowed Bonds (Proceeds — $842,347) — (0.2)%		(946,015)

TBA Sale Commitments
Fannie Mae Mortgage-Backed Securities (g):
4.50%, 6/16/31	2,500	(2,567,091)
5.00%, 6/16/31	200	(205,367)
4.50%, 6/13/46	5,400	(5,880,370)
5.00%, 6/13/46	12,900	(14,309,174)
6.00%, 6/13/46	21,800	(24,871,162)
4.50%, 7/14/46	1,900	(2,066,941)
5.00%, 7/14/46	4,500	(4,986,650)
Total TBA Sale Commitments (Proceeds — $54,830,426) — (12.3)%		(54,886,755)
Total Investments, Net of TBA Sale Commitments (Cost — $599,015,823) — 135.3%		602,621,523
Liabilities in Excess of Other Assets — (35.3)%		(157,327,287)

Net Assets — 100.0%		$445,294,236

*	As of May 31, 2016, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$654,732,536

Gross unrealized appreciation	$26,807,203
Gross unrealized depreciation	$(23,085,446)

Net unrealized appreciation	$3,721,757

4	BLACKROCK INCOME TRUST, INC.	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Notes to Schedule of Investments

(a)	Variable rate security. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(d)	Amount is less than $500.

(e)	Zero-coupon bond.

(f)	All or a portion of security has been pledged as collateral in connection with outstanding reverse repurchase agreements.

(g)	Represents or includes a TBA transaction. As of period end, unsettled TBA transactions were as follows:

Counterparty	Value	Unrealized Appreciation (Depreciation)
Barclays Bank PLC	$4,266	$1,523
Credit Suisse Securities (USA) LLC	$3,483,511	$(13,717)
Goldman Sachs & Co.	$7,284,282	$31,692
JPMorgan Securities, Inc.	$(25,077,186)	$(5,342)

(h)	Current yield as of period end.

(i)	During the period ended May 31, 2016, investments in issuers considered to be affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2015	Net Activity	Shares Held at May 31, 2016	Value at May 31, 2016	Income
BlackRock Liquidity Funds, TempFund, Institutional Class	24,634,500	(7,934,838)	$16,699,662	$16,699,662	$27,034

(j)	The amount to be repurchased assumes the maturity will be the day after period end.

(k)	Certain agreements have no stated maturity and can be terminated by either party at any time.

Portfolio Abbreviations

CMO	Collateralized Mortgage Obligation
FNMA	Federal National Mortgage Association
ISDA	International Swaps and Derivatives Association, Inc.
LIBOR	London Interbank Offered Rate
USD	U.S. Dollar

Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Face Value	Face Value Including Accrued Interest	Type of Underlying Collateral	Remaining Contractual Maturity of the Agreements
Credit Suisse Securities (USA) LLC	0.51%	3/15/16	Open	$12,505,774	$12,519,416	U.S. Government Sponsored Agency Securities	Up to 30 Days
Bank of Montreal	0.49%	5/11/16	6/13/16	4,875,000	4,876,327	U.S. Government Sponsored Agency Securities	Up to 30 Days
HSBC Securities (USA), Inc.	0.53%	5/11/16	6/13/16	119,972,000	120,007,325	U.S. Government Sponsored Agency Securities	Up to 30 Days
Merrill Lynch, Pierce, Fenner & Smith, Inc.	0.51%	5/11/16	6/13/16	13,568,000	13,571,845	U.S. Government Sponsored Agency Securities	Up to 30 Days

Total				$150,920,774	$150,974,913

BLACKROCK INCOME TRUST, INC.	MAY 31, 2016	5

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
135	2-Year U.S. Treasury Note	September 2016	$29,417,344	$15,735
(106)	5-Year U.S. Treasury Note	September 2016	$12,732,422	(11,271)
(215)	10-Year U.S. Treasury Note	September 2016	$27,882,812	(32,131)
(110)	10-Year U.S. Ultra Long Treasury Note	September 2016	$15,511,719	(46,699)
(766)	Long U.S. Treasury Bond	September 2016	$125,097,375	(656,966)
288	Ultra Long U.S. Treasury Bond	September 2016	$50,436,000	184,604
Total				$(546,728)

OTC Interest Rate Swaps

Fixed Rate	Floating Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
5.72%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	7/14/16	$5,400	$32,781	—	$32,781
4.31%[2]	3-Month LIBOR	Deutsche Bank AG	10/01/18	$60,000	(4,483,952)	—	(4,483,952)
3.43%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	3/28/21	$6,000	596,755	$(135,542)	732,297
5.41%[1]	3-Month LIBOR	JPMorgan Chase Bank N.A.	8/15/22	$9,565	2,289,561	—	2,289,561
Total					$(1,564,855)	$(135,542)	$(1,429,313)

[1] Trust pays a floating rate and receives the fixed rate.
[2] Trust pays a fixed rate and receives the floating rate.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

6	BLACKROCK INCOME TRUST, INC.	MAY 31, 2016

Schedule of Investments (continued)	BlackRock Income Trust, Inc. (BKT)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments are typically categorized as level 3.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	—	$1,740,828	$491,852	$2,232,680
Non-Agency Mortgage-Backed Securities	—	5,840,773	1,862,081	7,702,854
U.S. Government Sponsored Agency Securities	—	603,927,849	2,706,002	606,633,851
U.S. Treasury Obligations	—	24,249,906	—	24,249,906
Short-Term Securities
Money Market Funds	$16,699,662	—	—	16,699,662
Borrowed Bond Agreement	—	935,340	—	935,340
Liabilities:
Investments:
Borrowed Bonds	—	(946,015)	—	(946,015)
TBA Sale Commitments	—	(54,886,755)	—	(54,886,755)

Total	$16,699,662	$580,861,926	$5,059,935	$602,621,523

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments [1]
Assets:
Interest rate contracts	$200,339	$3,054,639	—	$3,254,978
Liabilities:
Interest rate contracts	(747,067)	(4,483,952)	—	(5,231,019)

Total	$(546,728)	$(1,429,313)	—	$(1,976,041)

[1] Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

BLACKROCK INCOME TRUST, INC.	MAY 31, 2016	7

Schedule of Investments (concluded)	BlackRock Income Trust, Inc. (BKT)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for futures contracts	$2,400,260	—	—	$2,400,260
Collateral - OTC derivatives	5,040,000	—	—	5,040,000
Collateral - Repurchase agreements	349,769	—	—	349,769
Liabilities:
Bank overdraft	—	$(15)	—	(15)
Collateral - OTC derivatives	—	(3,330,000)	—	(3,330,000)
Reverse repurchase agreements	—	(150,974,913)	—	(150,974,913)

Total	$7,790,029	$(154,304,928)	—	$(146,514,899)

During the period ended May 31, 2016, there were no transfers between Level 1 and Level 2

A reconciliation of Level 3 investments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Non-Agency Mortgage-Backed Securities	U.S. Government Sponsored Agency Securities	Total
Assets:
Opening Balance, as of August 31, 2015	$522,965	$2,114,419	$3,072,791	$5,710,175
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	—	—	—	—
Accrued discounts/premiums	(102,877)	—	(8,796)	(111,673)
Net realized gain (loss)	(138,594)	5	(8,165)	(146,754)
Net change in unrealized appreciation/depreciation[1]	210,358	(252,340)	(12,236)	(54,218)
Purchases	—	—	—	—
Sales	—	(5)	(337,589)	(337,594)
Closing Balance, as of May 31, 2016	$491,852	$1,862,079	$2,706,005	$5,059,936

Net change in unrealized appreciation/depreciation on investments held as of May 31, 2016[1]	$210,358	$(252,324)	$(11,509)	$(53,475)

[1]

Any difference between Net change in unrealized appreciation/depreciation and Net change in unrealized appreciation/depreciation on investments held as of May 31, 2016 is generally due to investments no longer held or categorized as level 3 at period end.

Certain of the Trust’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of such Level 3 investments.

8	BLACKROCK INCOME TRUST, INC.	MAY 31, 2016

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Income Trust, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Income Trust, Inc.

Date: July 22, 2016

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Income Trust, Inc.

Date: July 22, 2016